Loans And Leases (Aging Of Recorded Investment In Past Due Loans By Class Of Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 1,559	$ 1,390
Loans Not Past Due	351,491	302,294
Nonaccrual Loans Not > 90 Days Past Due	479	1,249
30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	670	598
60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	664	616
Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	225	176
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	119	37
Loans Not Past Due	71,215	43,707
Nonaccrual Loans Not > 90 Days Past Due	144	196
Commercial [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		9
Commercial [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	119	28
Single-Family Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	439	907
Loans Not Past Due	92,105	81,078
Nonaccrual Loans Not > 90 Days Past Due	291	492
Single-Family Mortgage Loans [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	284	598
Single-Family Mortgage Loans [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	49	161
Single-Family Mortgage Loans [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	106	148
Multi-Family Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	34,291	28,950
Real Estate, Commercial, Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		446
Loans Not Past Due	60,936	57,573
Nonaccrual Loans Not > 90 Days Past Due		446
Real Estate, Commercial, Non-Owner Occupied [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		446
Real Estate, Commercial, Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	869
Loans Not Past Due	34,891	30,169
Real Estate, Commercial, Owner Occupied [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	269
Real Estate, Commercial, Owner Occupied [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	600
Real Estate, Commercial, Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	8,617	8,300
Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	48
Loans Not Past Due	25,774	24,662
Construction Loans [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	48
Home Equity Line of Credit, Originated Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	15
Loans Not Past Due	22,440	20,789
Nonaccrual Loans Not > 90 Days Past Due	44	20
Home Equity Line of Credit, Originated Portfolio [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	15
Home Equity Line of Credit, Purchased Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	69
Loans Not Past Due	585	1,048
Nonaccrual Loans Not > 90 Days Past Due		95
Home Equity Line of Credit, Purchased Portfolio [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	69
Other Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	$ 637	$ 6,018